- Discontinued Operations (Details) - USD ($) $ in Millions			3 Months Ended								12 Months Ended
	Feb. 24, 2020	Feb. 03, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Receivables, net			$ 637								$ 637
Accrued unbilled revenues			117								117
Natural gas inventory			67								67
Materials and supplies			6								6
Non-trading derivative assets			136								136
Other			39								39
Total current assets held for sale			1,002				$ 875				1,002	$ 875
Property, plant and equipment, net			321								321
Goodwill			282								282
Non-trading derivative assets			58								58
Other			301								301
Total non-current assets held for sale			962				234				962	234
Total assets held for sale			1,964								1,964
Accounts payable			344								344
Taxes accrued			2								2
Non-trading derivative liabilities			44								44
Other			65								65
Total current liabilities held for sale			455				683				455	683
Non-trading derivative liabilities			14								14
Benefit obligations			4								4
Other			25								25
Total non-current liabilities held for sale			43				8				43	8
Total liabilities held for sale			498								498
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues											4,957	4,503	$ 4,039
Non-utility cost of revenues											3,906	4,459	3,823
Operation and maintenance											782	66	66
Depreciation and amortization											62	13	16
Taxes other than income taxes											4	2	1
Goodwill Impairment											48	0	0
Total											4,802	4,540	3,906
Income (loss) from Discontinued Operations before income taxes											155	(37)	133
Income tax expense (benefit) associated with discontinued operations											46	(9)	49
Net income (loss) from Discontinued Operations			20	$ 19	$ 44	$ 26	(19)	$ (5)	$ 13	$ (17)	109	(28)	84
Discontinued Operation, Alternative Cash Flow Information [Abstract]
Depreciation and amortization											62	13	16
Infrastructure Services Disposal Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net deferred tax liability			123								123
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Receivables, net			192								192
Accrued unbilled revenues			109								109
Natural gas inventory			0								0
Materials and supplies			6								6
Non-trading derivative assets			0								0
Other			4								4
Total current assets held for sale			311								311
Property, plant and equipment, net			295								295
Goodwill			220								220
Non-trading derivative assets			0								0
Other			234								234
Total non-current assets held for sale			749								749
Total assets held for sale			1,060								1,060
Accounts payable			45								45
Taxes accrued			2								2
Non-trading derivative liabilities			0								0
Other			40								40
Total current liabilities held for sale			87								87
Non-trading derivative liabilities			0								0
Benefit obligations			0								0
Other			16								16
Total non-current liabilities held for sale			16								16
Total liabilities held for sale			103								103
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues											1,190
Non-utility cost of revenues											309
Operation and maintenance											714
Depreciation and amortization											50
Taxes other than income taxes											2
Goodwill Impairment											0
Total											1,075
Income (loss) from Discontinued Operations before income taxes											115
Income tax expense (benefit) associated with discontinued operations											29
Net income (loss) from Discontinued Operations											86
Discontinued Operation, Alternative Cash Flow Information [Abstract]
Depreciation and amortization											50
Amortization of intangible assets discontinued operations											19
Write-down of natural gas inventory											0
Capital expenditures											67
Accounts payable related to capital expenditures discontinued operations											0
Discontinued Operation, Continuing Involvement [Abstract]
Discontinued operation Capitalized fees											162
Pipeline construction and repair charges in operations and maintenance expense											4
Energy Services Disposal Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net deferred tax liability			25								25
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Receivables, net			445				687				445	687
Accrued unbilled revenues			8				5				8	5
Natural gas inventory			67				55				67	55
Materials and supplies			0								0
Non-trading derivative assets			136				100				136	100
Other			35				28				35	28
Total current assets held for sale			691				875				691	875
Property, plant and equipment, net			26				21				26	21
Goodwill			62				110				62	110
Non-trading derivative assets			58				38				58	38
Other			67				65				67	65
Total non-current assets held for sale			213				234				213	234
Total assets held for sale			904				1,109				904	1,109
Accounts payable			299				562				299	562
Taxes accrued			0				0				0	0
Non-trading derivative liabilities			44				102				44	102
Other			25				19				25	19
Total current liabilities held for sale			368				683				368	683
Non-trading derivative liabilities			14				5				14	5
Benefit obligations			4				3				4	3
Other			9								9
Total non-current liabilities held for sale			27				8				27	8
Total liabilities held for sale			395				691				395	691
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues											3,767	4,503	4,039
Non-utility cost of revenues											3,597	4,459	3,823
Operation and maintenance											68	66	66
Depreciation and amortization											12	13	16
Taxes other than income taxes											2	2	1
Goodwill Impairment											48	0	0
Total											3,727	4,540	3,906
Income (loss) from Discontinued Operations before income taxes											40	(37)	133
Income tax expense (benefit) associated with discontinued operations											17	(9)	49
Net income (loss) from Discontinued Operations											23	(28)	84
Discontinued Operation, Alternative Cash Flow Information [Abstract]
Depreciation and amortization											12	13	16
Write-down of natural gas inventory											4	2	0
Capital expenditures											12	21	9
Accounts payable related to capital expenditures discontinued operations											2	2	3
Discontinued Operation, Continuing Involvement [Abstract]
Transportation revenue											101	104	97
Natural gas expense											125	107	49
CenterPoint Energy Resources Corp.
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Total current assets held for sale			691				875				691	875
Total non-current assets held for sale			213				234				213	234
Total current liabilities held for sale			368				683				368	683
Total non-current liabilities held for sale			27				8				27	8
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Income tax expense (benefit) associated with discontinued operations											17	37	153
Net income (loss) from Discontinued Operations			(34)	$ 3	$ 26	$ 28	(28)	$ 45	$ 56	$ 37	23	110	245
Discontinued Operation, Alternative Cash Flow Information [Abstract]
Depreciation and amortization											12	13	16
CenterPoint Energy Resources Corp. | Infrastructure Services Disposal Group [Member]
Discontinued Operation, Continuing Involvement [Abstract]
Discontinued operation Capitalized fees											20
Pipeline construction and repair charges in operations and maintenance expense											4
CenterPoint Energy Resources Corp. | Energy Services Disposal Group [Member]
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Receivables, net			445				687				445	687
Accrued unbilled revenues			8				5				8	5
Natural gas inventory			67				55				67	55
Materials and supplies			0								0
Non-trading derivative assets			136				100				136	100
Other			35				28				35	28
Total current assets held for sale			691				875				691	875
Property, plant and equipment, net			26				21				26	21
Goodwill			62				110				62	110
Non-trading derivative assets			58				38				58	38
Other			67				65				67	65
Total non-current assets held for sale			213				234				213	234
Total assets held for sale			904				1,109				904	1,109
Accounts payable			299				562				299	562
Taxes accrued			0				0				0	0
Non-trading derivative liabilities			44				102				44	102
Other			25				19				25	19
Total current liabilities held for sale			368				683				368	683
Non-trading derivative liabilities			14				5				14	5
Benefit obligations			4				3				4	3
Other			9								9
Total non-current liabilities held for sale			27				8				27	8
Total liabilities held for sale			395				$ 691				395	691
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues											3,767	4,503	4,039
Non-utility cost of revenues											3,597	4,459	3,823
Operation and maintenance											68	66	66
Depreciation and amortization											12	13	16
Taxes other than income taxes											2	2	1
Goodwill Impairment											48	0	0
Total											3,727	4,540	3,906
Income (loss) from Discontinued Operations before income taxes											40	(37)	133
Income tax expense (benefit) associated with discontinued operations											17	(9)	49
Net income (loss) from Discontinued Operations											23	(28)	84
Discontinued Operation, Alternative Cash Flow Information [Abstract]
Depreciation and amortization											12	13	16
Write-down of natural gas inventory											4	2	0
Capital expenditures											12	21	9
Accounts payable related to capital expenditures discontinued operations											2	2	3
Discontinued Operation, Continuing Involvement [Abstract]
Transportation revenue											101	104	97
Natural gas expense											124	$ 107	$ 49
Subsequent Event [Member] | Infrastructure Services Disposal Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales price of outstanding equity interests		$ 850
Subsequent Event [Member] | Energy Services Disposal Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales price of outstanding equity interests	$ 400
Subsequent Event [Member] | CenterPoint Energy Resources Corp. | Energy Services Disposal Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales price of outstanding equity interests	$ 400
Net deferred tax liability			$ 25								$ 25